STOCK OPTION RESERVE DISCLOSURE: Schedule of stock option reserve (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Stock option reserve	$ 267	$ 1,706
Amount Vested
Stock option reserve	193	392
Amount Exercised
Stock option reserve	(1,632)	0
Options to acquire equity in PPL granted to PPL management and vested
Stock option reserve	0	12
Options granted by former subsidiary reversed on loss of control
Stock option reserve	$ 0	$ (3,773)